Intangible Assets Other Than Goodwill - Summary of Intangible Assets (Detail) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Intangible Assets [Line Items]
Intangible assets	$ 191,221,555	$ 165,114,521	$ 132,278,593
Gross Carrying Amount [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	317,349,834	275,527,801
Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	(126,128,279)	(110,413,280)
Intangible Assets, Net [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	191,221,555	165,114,521
Easements and Water Rights [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	15,966,278	15,032,077	17,352,892
Easements and Water Rights [Member] | Gross Carrying Amount [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	22,169,638	20,551,471
Easements and Water Rights [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	(6,203,360)	(5,519,394)
Easements and Water Rights [Member] | Intangible Assets, Net [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	15,966,278	15,032,077
Concession [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	55,400,589	43,584,113	26,156,419
Concession [Member] | Gross Carrying Amount [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	68,707,575	53,053,457
Concession [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	(13,306,986)	(9,469,344)
Concession [Member] | Intangible Assets, Net [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	55,400,589	43,584,113
Patents, Registered Trademarks and Other Rights
Disclosure Of Intangible Assets [Line Items]
Intangible assets	1,058,035	200,995	316,970
Patents, Registered Trademarks and Other Rights | Gross Carrying Amount [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	1,560,467	679,227
Patents, Registered Trademarks and Other Rights | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	(502,432)	(478,232)
Patents, Registered Trademarks and Other Rights | Intangible Assets, Net [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	1,058,035	200,995
Computer Software [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	112,351,568	94,668,184	76,162,800
Computer Software [Member] | Gross Carrying Amount [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	215,606,140	186,855,438
Computer Software [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	(103,254,572)	(92,187,254)
Computer Software [Member] | Intangible Assets, Net [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	112,351,568	94,668,184
Other Identifiable Intangible Assets [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	6,445,085	11,629,152	$ 12,289,512
Other Identifiable Intangible Assets [Member] | Gross Carrying Amount [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	9,306,014	14,388,208
Other Identifiable Intangible Assets [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	(2,860,929)	(2,759,056)
Other Identifiable Intangible Assets [Member] | Intangible Assets, Net [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	$ 6,445,085	$ 11,629,152